INTANGIBLES - Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell (Detail)	12 Months Ended
Dec. 31, 2023
Avon International [member]
Disclosure of information for cash-generating units [line items]
Impairment estimate (value in use)	Discounted cash flow based on financial budgets approved by the Board of Directors for a period of three years and complemented for a discretionary period of ten years estimated by Management, with a terminal value projected for the end of the period. The ten-year period was considered for better aligning and smoothing the effects projected between the discretionary period and the effects calculated in perpetuity.
Operating margin	Operating margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next ten years. These margins are increased over the budget period to improve the expected efficiency.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each CGUs group (which, considering the level of goodwill monitoring by the Company, reflects the operating segments), given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by governance leadership bodies (including the Board of Directors).
Perpetuity growth rate	4.66%	[1]
Discount rate	13.87%
Natura and Co Latam [member]
Disclosure of information for cash-generating units [line items]
Impairment estimate (value in use)	Discounted cash flow based on financial budgets approved by the Board of Directors for a period of three years and complemented for a discretionary period of ten years estimated by Management, with a terminal value projected for the end of the period. The ten-year period was considered for better aligning and smoothing the effects projected between the discretionary period and the effects calculated in perpetuity.
Operating margin	Operating margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next ten years. These margins are increased over the budget period to improve the expected efficiency.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each CGUs group (which, considering the level of goodwill monitoring by the Company, reflects the operating segments), given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by governance leadership bodies (including the Board of Directors).
Perpetuity growth rate	6.48%	[1]
Discount rate	17.74%

[1]	The rates are based on published market analyzes and projections regarding the reporting segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable. Such rates are also calculated in a currency consistent with those used for the projects and the discount rates.